Investments Accounted for Using the Equity Method - Summary Financial Information on Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of associates [line items]
Total current assets	¥ 535,116	¥ 558,196
Total assets	1,535,910	1,522,113
Total non-current assets	1,000,794	963,917
Total liabilities	480,101	533,232
Total current liabilities	474,398	529,982
Total non-current liabilities	5,703	3,250
Total equity	1,055,809	988,881	¥ 982,138		¥ 920,368
Total equity attributable to equity shareholders	1,052,405	985,636
Interest in associates	144,059	131,636		¥ 129,442
Revenue	736,819	740,514	708,421
Profit/(loss) before taxation	153,895	148,137	144,462
Profit/(loss) attributable to ordinary equity shareholders for the year	117,781	114,279	108,741
Other comprehensive income/(loss)	2,240	(1,778)	(261)
Total comprehensive income/(loss)	120,191	112,636	108,578
SPD Bank [member]
Disclosure of associates [line items]
Total assets	6,289,606	6,137,240
Total liabilities	5,811,226	5,706,255
Total equity	478,380	430,985
Total equity attributable to equity shareholders	¥ 441,642	¥ 395,484
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 80,291	¥ 71,896
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,660	6,663
Interest in associates	86,951	78,559
Revenue	171,542	168,619	160,792
Profit/(loss) before taxation	65,284	69,828	69,975
Profit/(loss) attributable to ordinary equity shareholders for the year	54,189	52,533	51,374
Other comprehensive income/(loss)	6,979	(5,568)	(5,480)
Total comprehensive income/(loss)	61,168	46,965	45,894
Dividends received from associates	533	821	1,921
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Total current assets	31,799	30,517
Total non-current assets	283,565	292,126
Total current liabilities	114,759	150,041
Total non-current liabilities	20,103	45,107
Total equity	180,502	127,495
Total equity attributable to equity shareholders	¥ 180,502	¥ 127,495
Percentage of ownership of the Group	28.00%	38.00%
Total equity attributable to the Group	¥ 50,414	¥ 48,448
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	(3,115)	(4,856)
Interest in associates	47,299	43,592
Revenue	71,819	68,665	54,474
Profit/(loss) before taxation	3,475	2,685	(776)
Profit/(loss) attributable to ordinary equity shareholders for the year	2,650	1,943	(575)
Total comprehensive income/(loss)	2,650	1,943	(575)
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Total current assets	7,762	7,329
Total non-current assets	7,540	6,151
Total current liabilities	5,813	4,428
Total non-current liabilities	1,278	1,042
Total equity	8,211	8,010
Total equity attributable to equity shareholders	¥ 7,971	¥ 7,759
Percentage of ownership of the Group	13.00%	13.00%
Total equity attributable to the Group	¥ 1,075	¥ 1,047
The impact of fair value adjustments at the time of acquisition, goodwill and others	812	805
Interest in associates	1,887	1,852
Revenue	7,917	5,458	3,320
Profit/(loss) before taxation	659	584	561
Profit/(loss) attributable to ordinary equity shareholders for the year	542	428	484
Other comprehensive income/(loss)	1
Total comprehensive income/(loss)	543	428	484
Dividends received from associates	18	18	18
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Total current assets	26,309	23,566
Total non-current assets	78,251	69,511
Total current liabilities	43,097	39,589
Total non-current liabilities	33,215	26,643
Total equity	28,248	26,845
Total equity attributable to equity shareholders	¥ 28,123	¥ 26,711
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 5,062	¥ 4,808
The impact of fair value adjustments at the time of acquisition, goodwill and others	2,851	2,664
Interest in associates	7,913	7,472
Revenue	33,214	28,262	23,520
Profit/(loss) before taxation	2,662	726	(437)
Profit/(loss) attributable to ordinary equity shareholders for the year	1,444	465	(531)
Other comprehensive income/(loss)	(46)	32	(87)
Total comprehensive income/(loss)	1,398	¥ 497	(618)
Dividends received from associates	¥ 39		¥ 5